FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Rate Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Long-term debt, fixed interest rate, percentage of total debt (as a percent)	78.00%	43.00%
Long-term debt, floating interest rate, percentage of total debt (as a percent)	22.00%	57.00%
Interest rate derivatives
Interest rate derivatives	$ 0	$ 0
Fixed Interest Rate Debt
Debt
Weighted average interest rate (as a percent)	4.20%	4.20%
Floating Interest Rate Debt
Debt
Weighted average interest rate (as a percent)	5.70%	1.90%